Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,582
Ending balance	14,575	$ 12,010
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,844	11,312
Additions	1,055	1,900
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(7)
Ending balance	15,892	13,206
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,262)	(1,133)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(2)
Amortisation, intangible assets other than goodwill	(57)	(63)
Ending balance	(1,317)	(1,196)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	12,611	10,923
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,985	11,144
Additions	695	1,300
Transfers		(452)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	13,680	11,992
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,069)	(1,069)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(1,069)	(1,069)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	894	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	631	0
Additions	263	0
Transfers		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	894	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	965	1,039
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	0
Additions	0	600
Transfers		452
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	1,052	1,052
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(50)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(37)	(13)
Ending balance	(87)	(13)
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	105	48
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176	168
Additions	97	0
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(7)
Ending balance	266	162
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(143)	(64)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(2)
Amortisation, intangible assets other than goodwill	(20)	(50)
Ending balance	$ (161)	$ (114)